Consolidated statements of comprehensive income (loss) - DKK (kr) kr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Consolidated statements of comprehensive income (loss)
Net result for the period	kr (228,574)	kr (113,228)	kr (466,183)	kr (377,866)
Adjustment of foreign currency fluctuations on subsidiaries	2,733	0	2,405	0
Comprehensive result for the period	kr (225,841)	kr (113,228)	kr (463,778)	kr (377,866)